Commitments and Contingencies (Details)			9 Months Ended	12 Months Ended
	Jun. 19, 2024 USD ($) ft²	Nov. 22, 2023 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Commitments and Contingencies [Abstract]
Square feet (in Square Feet) | ft²	5,798
Rentable square feet (in Square Feet) | ft²	1,890
Base rent	$ 20,000
Right-of-use asset and operating lease liability				$ 500,000
Finance lease term		36 months
Monthly payment		$ 1,700
Raw materials purchased by contract manufacturer			$ 300,000	200,000
Royalty commitment			6,100,000	6,100,000
Research and development expenses			$ 900,000	$ 700,000